Components of net Investment in Direct Financing and Sales-Type Leases (Parenthetical) (Detail) - Customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital Leased Assets [Line Items]
Number of customers represent direct financing and sales-type leases portfolio	2	3
Customer One
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	44.30%	20.60%
Customer Two
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio	16.10%	17.00%
Customer Three
Capital Leased Assets [Line Items]
Percentage of direct financing and sales-type leases portfolio		11.30%